As filed on January 25, 2000                                  File No. 033-63498


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
         Pre-Effective Amendment No. ____                                  ___
         Post-Effective Amendment No. 12                                    X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
         Amendment No. 13                                                   X


                        INVESCO INTERNATIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                                  ------------


Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

___  immediately upon filing pursuant to paragraph (b)
_X_  on February 14, 2000, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on _____________, pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | February 15, 1999

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YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
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INVESCO INTERNATIONAL FUNDS, INC.

INVESCO EUROPEAN FUND--INVESTOR CLASS
INVESCO INTERNATIONAL BLUE CHIP FUND--INVESTOR CLASS
INVESCO LATIN AMERICAN GROWTH FUND--INVESTOR CLASS
INVESCO PACIFIC BASIN FUND--INVESTOR CLASS

FOUR MUTUAL FUNDS SEEKING INVESTMENT OPPORTUNITIES OVERSEAS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks........3
Fund Performance..............................5
Fees And Expenses.............................7
Investment Risks..............................9
Risks Associated With Particular Investments..9
Temporary Defensive Positions................15
Portfolio Turnover...........................15
Fund Management..............................16
Portfolio Managers...........................16
Potential Rewards............................17
Share Price..................................18
How To Buy Shares............................18
Your Account Services........................22
How To Sell Shares...........................23
Taxes........................................25
Dividends And Capital Gain Distributions.....25
Financial Highlights.........................27




                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]       Investment Goals & Strategies

[ARROWS ICON]    Potential Investment Risks

[GRAPH ICON]     Past Performance

[INVESCO ICON]   Working with INVESCO
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[KEY ICON]   [ARROWS ICON]   INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds attempt to make your investment grow.The Funds are aggressively managed. Although the Funds can invest in debt securities, they primarily invest in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund has a specific investment objective and strategy. The Funds invest primarily in securities of foreign companies. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:
o The physical location of the company's management personnel; and
o Whether more than 50% of its assets are located outside the United States; or
o Whether more than 50% of its income is earned outside the United States.

The Funds share a common investment process which combines bottom-up and, with the exception of International Blue Chip Fund, top-down analysis to select securities for their portfolios.


BOTTOM-UP: We also perform fundamental analysis and extensive research on specific stocks, which often includes visiting companies to meet with corporate management and understand the businesses. We seek to invest in companies that have an above-average earnings growth that we believe is not fully reflected in the present market price of their securities. Also, we seek to increase diversification by setting maximum limits on each security held in the portfolio.

TOP-DOWN: Our regional and country equity teams look at broad global economic trends and other factors that can affect markets. On a country-by-country basis, anticipated political and currency stability are also considered. Using this analysis, we decide how much the Fund will invest in each country and equity market sector. Minimum and maximum weightings for both countries and sectors are used to develop portfolio diversification. And, in some cases, our local presence and fundamental research may provide investment insights into specific opportunities and risks involved in each country or region.

This analysis is particularly important for investments in "emerging" markets --- those countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging countries generally are considered to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and the nations in Western Europe (other than Greece, Portugal and

Turkey). In general, investments in emerging markets have a higher degree of risk than investments in more established markets.

Other principal risks involved in investing in the Funds are foreign securities, emerging market, market, credit, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you can lose money on your investment in a Fund.

[KEY ICON]  INVESCO EUROPEAN FUND--INVESTOR CLASS

The Fund attempts to make your investment grow. It primarily invests in equity securities of companies located in Western Europe. We prefer companies with proven track records that are strongly managed. Although the Fund invests predominately in mid- and large-capitalization stocks, it also will hold positions in small-cap stocks.

[KEY ICON]   INVESCO INTERNATIONAL BLUE CHIP FUND--INVESTOR CLASS

The Fund attemps to make your investment grow and provide you with current income. It invests primarily in equity securities of larger-capitalization companies with a record of stable earnings or dividends and a reputation for high-quality management. Although some of its investments may be in smaller, emerging stock markets, the Fund generally invests in securities that are traded in larger, more liquid international securities exchanges. Stock selection emphasizes bottom-up analysis.

[KEY ICON]   INVESCO LATIN AMERICAN GROWTH FUND--INVESTOR CLASS

The Fund attempts to make your investment grow. It invests primarily in equity securities of Latin American issuers. We prefer companies with proven track records that are strongly managed. We define a Latin American company as one that has its principal business activities in Latin America, which includes Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean.

[KEY ICON]   INVESCO PACIFIC BASIN FUND--INVESTOR CLASS

The Fund attempts to make your investment grow. It invests in the equity securities of companies located in the Far East and Pacific Rim, including Australia, Hong Kong, New Zealand, Singapore and Japan, in addition to investments in smaller, less liquid, emerging markets throughout that region. Although the Fund invests predominately in mid- and large-capitalization stocks, it also will hold positions in small-cap stocks.

[GRAPH ICON]   FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. The table below shows average annual total returns for various periods ended December 31 for each Fund compared to the MSCI-AC Europe, MSCI-Europe/Australia/Far East, MSCI-Emerging Markets-Latin America or MSCI-Pacific Indexes. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.


The chart below contains the following plot points:


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                                 EUROPEAN FUND - INVESTOR CLASS
                               ACTUAL ANNUAL TOTAL RETURN(1)
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'90         '91       '92         '93        '94        '95        '96       '97       '98       '99
0.74%       7.99%    (7.64%)     24.60%     (3.05%)    19.19%     29.68%    15.15%    32.93%    37.50%

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Best Calendar Qtr.    12/99     43.53%
Worst Calendar Qtr.    9/98   (17.72%)
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---------------------------------------------
INTERNATIONAL BLUE CHIP FUND - INVESTOR CLASS
    ACTUAL ANNUAL TOTAL RETURN(1),(2)
---------------------------------------------
        '99
      23.43%

---------------------------------------------
Best Calendar Qtr.   12/99     21.27%
Worst Calendar Qtr.   3/99    (2.54%)
---------------------------------------------


---------------------------------------------
LATIN AMERICAN GROWTH FUND - INVESTOR CLASS
    ACTUAL ANNUAL TOTAL RETURN(1),(3)
---------------------------------------------
  '96       '97         '98         '99
25.87%    19.33%     (45.71%)     54.41%

---------------------------------------------
Best Calendar Qtr.    12/99     35.64%
Worst Calendar Qtr.    9/98   (36.67%)
---------------------------------------------



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                              PACIFIC BASIN FUND - INVESTOR CLASS
                               ACTUAL ANNUAL TOTAL RETURN(1)
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'90       '91        '92         '93       '94      '95       '96        '97        '98       '99
(24.43%)  13.17%    (13.54%)     42.61%     4.67%    4.02%     0.08%    (36.86%)    11.92%    78.44%

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Best Calendar Qtr.    12/99     39.78%
Worst Calendar Qtr.    9/98    (29.21%)
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                                     AVERAGE ANNUAL TOTAL RETURN(1)
                                              AS OF 12/31/99
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                                                                 10 YEARS OR
                                      1 YEAR          5 YEARS    SINCE INCEPTION
European Fund - Investor Class        37.50%          26.61%           14.72%
MSCI-AC Europe Index(4)               16.23%          22.54%           14.50%

International Blue Chip Fund -
   Investor Class                     23.43%             N/A           26.13%(2)
MSCI-EAFE Index(4)                    27.30%          13.15%            7.33%

Latin American Growth Fund -
   Investor Class                     54.41%             N/A            7.66%(3)
MSCI - Emerging Markets -
   Latin America Index(4)             65.45%           8.25%           19.82%

Pacific Basin Fund - Investor Class   78.44%           0.65%            1.32%
MSCI-Pacific Index(4)                 57.96%           2.70%            0.52%
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(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of each Fund's expenses.

(2) The Fund commenced investment operations on October 28, 1998.

(3) The Fund commenced investment operations on February 15, 1995.

(4) The MSCI-AC Europe Index, MSCI-EAFE Index, MSCI-Emerging Markets--Latin America Index and MSCI-Pacific Index are unmanaged indexes that show the performance of common stocks for Europe, Europe/Australia/Far East, Latin America and the Pacific Rim, respectively. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                     None
     Maximum Deferred Sales Charge (Load)                       None
     Maximum Sales Charge (Load) Imposed on Reinvested
        Dividends and Other Distributions                       None
     Redemption Fee (as a percentage of amount redeemed)        2.00%*
     Exchange Fee                                               2.00%*


* A 2% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through the reinvestment of dividends and other distributions.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

EUROPEAN FUND - INVESTOR CLASS
   Management Fees                                                         0.70%
   Distribution and Service (12b-1) Fees(1)                                0.25%
   Other Expenses(2)(3)                                                    0.63%
                                                                           -----
   Total Annual Fund Operating Expenses(2)(3)                              1.58%
                                                                           =====
INTERNATIONAL BLUE CHIP FUND - INVESTOR CLASS
   Management Fees                                                         0.75%
   Distribution and Service (12b-1) Fees(1)                                0.25%
   Other Expenses(2)(3)(4)                                                 1.56%
                                                                           ----
   Total Annual Fund Operating Expenses(2)(3)(4)                           2.56%
                                                                           =====
LATIN AMERICAN GROWTH FUND - INVESTOR CLASS
   Management Fees                                                         0.75%
   Distribution and Service (12b-1) Fees(1)                                0.25%
   Other Expenses (2)(3)(4)                                                2.59%
                                                                           -----
   Total Annual Fund Operating Expenses(2)(3)(4)                           3.59%
                                                                           =====
PACIFIC BASIN FUND - INVESTOR CLASS
   Management Fees                                                         0.75%
   Distribution and Service (12b-1) Fees(1)                                0.25%
   Other Expenses(2)(3)(4)                                                 1.54%
                                                                           -----
   Total Annual Fund Operating Expenses(2)(3)(4)                           2.54%
                                                                           =====

(1) Because the Funds pay a 12b-1 distribution fee which is based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(3) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

(4) Certain expenses of International Blue Chip, Latin American Growth and Pacific Basin Funds were absorbed voluntarily by INVESCO and the applicable sub-adviser in order to ensure that expenses for European Fund, International Blue Chip Fund, Latin Growth Fund and Pacific Basin Fund do not exceed 2.00% of each Fund's averag net assets pursuant to commitments to those Funds. These commitments may be changed at any time following consultation with the board of directors. After absorption, International Blue Chip Fund's Other Expenses and Total Annual Fund Operating Expenses were 1.09% and 2.09%, respectively, Latin American Growth Fund's Other Expenses and Total Annual Fund Operating Expenses were 1.20% and 2.20%, respectively, and Pacific Basin Fund's Other Expenses and Total Annual Fund Operating Expenses were 1.12% and 2.12%, respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                         1 year   3 years    5 years   10 years
INVESCO European Fund - Investor Class   $ 161    $  499     $  860    $ 1,878
INVESCO International Blue Chip Fund -
  Investor Class                         $ 259    $  796     $1,360    $ 2,895
INVESCO Latin American Growth Fund -
  Investor Class                         $ 362    $1,100     $1,859    $ 3,854
INVESCO Pacific Basin Fund -
  Investor Class                         $ 257    $  791     $1,350    $ 2,875


[ARROWS ICON]   INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.


[ARROWS ICON]   RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Funds.

     EMU countries, as a single market, may affect future investment decisions of the Funds. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

EMERGING MARKETS RISK

All of the countries in Latin America and many of those in the Pacific Basin are considered to be emerging markets. Investments in emerging markets carry additional risks beyond typical investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and nations in Western Europe (other than Greece, Portugal and Turkey).

Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in emerging markets may be subject to nationalization or confiscatory tax legislation that could result in investors--including a Fund--losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities.

Economically, emerging markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability as well.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $5 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $1 billion, or small businesses with outstanding securities worth less than $1 billion.

CREDIT RISK

The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher- rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

          ------------------------------------------------------------

The Funds generally invest in equity securities of foreign companies. However, in an effort to diversify their holdings and provide some protection against the risk of other investments, the Funds also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of a Fund's portfolio, have their own risks.

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INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
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AMERICAN DEPOSITORY
RECEIPTS (ADRs)                  Market, Information,    European
 These are securities issued     Political, Regulatory,  International Blue Chip
 by U.S. banks that represent    Diplomatic, Liquidity   Latin American Growth
 shares of foreign corporations  and Currency Risks      Pacific Basin
 held by those banks.
 Although traded in U.S. secu-
 rities markets and valued in
 U.S. dollars, ADRs carry most
 of the risks of investing
 directly in foreign securities.
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DEBT SECURITIES
 Securities issued by private    Market, Credit,         European
 companies or governments        Interest Rate           International Blue Chip
 representing an obligation to   and Duration Risks      Latin American Growth
 pay interest and to repay                               Pacific Basin
 principal when the security
 matures.
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INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
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DELAYED DELIVERY OR
WHEN-ISSUED SECURITIES
 Ordinarily, the Fund purchases  Market and              European
 securities and pays for         Interest Rate Risks     International Blue Chip
 them in cash at the normal                              Latin American Growth
 trade settlement time.  When                            Pacific Basin
 the Fund purchases a delayed
 delivery or when-issued secu-
 rity, it promises to pay in
 the future for example, when
 the security is actually
 available for delivery to the
 Fund.  The Fund's obligation
 to pay and the interest rate
 it receives, in the case of
 debt securities, usually are
 fixed when the Fund promises
 to pay.  Between the date
 the Fund promises to pay
 and the date the securities
 are actually received, the
 Fund receives no interest on
 its investment, and bears the
 risk that the market value of
 the when-issued security may
 decline.
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FORWARD FOREIGN CURRENCY
CONTRACTS
 A contract to exchange an       Currency, Political,    European
 amount of currency on a         Diplomatic, Counter-    International Blue Chip
 date in the future at an        party and Regulatory    Latin American Growth
 agreed-upon exchange rate       Risks                   Pacific Basin
 might be used by the Fund
 to hedge against changes
 in foreign currency exchange
 rates when the Fund invests
 in foreign securities.  Does
 not reduce price fluctuations
 in foreign securities, or
 prevent losses if the prices
 of those securities decline.
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ILLIQUID SECURITIES
 A security that cannot be       Liquidity Risk          European
 sold quickly at its fair                                International Blue Chip
 value.                                                  Latin American Growth
                                                         Pacific Basin
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INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
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REPURCHASE AGREEMENTS
 A contract under which the      Credit and Counter-     European
 seller of a security agrees     party Risks             International Blue Chip
 to buy it back at an agreed-                            Latin American Growth
 upon price and time in the                              Pacific Basin
 future.
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RULE 144A SECURITIES
 Securities that are not regis-  Liquidity Risk          European
 tered, but which are bought                             International Blue Chip
 and sold solely by institu-                             Latin American Growth
 tional investors.  The Fund                             Pacific Basin
 considers many Rule 144A
 securities to be "liquid,"
 although the market for such
 securities typically is less
 active than the public
 securities markets.
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[ARROWS ICON]   TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]   PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher than average portfolio turnover rates for the fiscal year ended October 31, 1999 are:

   INVESCO International Blue Chip Fund          112%
   INVESCO Pacific Basin Fund                    176%

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]   FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $ 31 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $291 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO Asset Management Limited ("IAML"), located at 11 Devonshire Square, London EC2M 4YR, is the sub-adviser to European, Latin American Growth and Pacific Basin Funds. INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to International Blue Chip Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, IAML, IGAM and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year or fiscal period ended October 31, 1999:

--------------------------------------------------------------------------------
                                                   ADVISORY FEE AS A PERCENTAGE
                                                   OF AVERAGE ANNUAL NET ASSETS
FUND                                                      UNDER MANAGEMENT
--------------------------------------------------------------------------------
INVESCO European Fund - Investor Class                          0.70%
INVESCO International Blue Chip Fund - Investor Class           0.75%
INVESCO Latin American Growth Fund - Investor Class             0.75%(a)
INVESCO Pacific Basin Fund - Investor Class                     0.75%
--------------------------------------------------------------------------------

(a) Annualized. For the period August 1, 1999 to October 31, 1999, the Fund's current fiscal year end.


[INVESCO ICON]   PORTFOLIO MANAGERS

The Funds are managed on a day-to-day basis by IAML and IGAM , which serve as sub-advisers to the Funds. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets country-by-country allocation of Fund assets and risk controls, while individual country specialists select individual securities within those allocations.

         FUND                           SUB-ADVISER       PORTFOLIO MANAGER
         European                       IAML              Team Management
         Latin American Growth          IAML              David Manuel
         International Blue Chip        IGAM              Team Management
         Pacific Basin                  IAML              Team Management

DAVID MANUEL, a fund manager with INVESCO GT Asset Management ("GTAM"), is the portfolio manager of Latin American Growth Fund and specializes in Latin American equities. Before joining GTAM, David was a senior fund manager with Abbey-Life Investment Services. He received a B.A. (Hons) from Cambridge University and a Ph.D. from London University.


[INVESCO ICON]   POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; International Blue Chip Fund also offers the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by invest- ing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks associated with international investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although International Blue Chip Fund does seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o speculating on short-term fluctuations in the stock markets
o are uncomfortable with the special risks associated with international investing.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND DIVIDENDS
- FUND DEBTS, INCLUDING ACCRUED EXPENSES
----------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]   HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. Each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and other expenses payable by that class.

In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class.

The following chart shows several convenient ways to invest in the Funds. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However,upon a redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. If you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the redemption fee described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

REDEMPTION FEE. If you redeem or exchange shares of a Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time, if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

INTERNET TRANSACTIONS. Investors may open new accounts, and exchange and redeem shares of any INVESCO Fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to utilize the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any Fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                           INVESTMENT MINIMUM          PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                         $1,000 for regular
Mail to:                         accounts;
INVESCO Funds Group, Inc.,       $250 for an IRA; $50
P.O. Box 173706,                 minimum for each
Denver, CO 80217-3706.           subsequent investment.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY WIRE                          $1,000
You may send your payment by
bank wire (call 1-800-525-8085
for instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $50                         You must forward
Call 1-800-525-8085 to                                       your bank account
request your purchase.  Upon                                 information to
your telephone instructions,                                 INVESCO prior to
INVESCO will move money from                                 using this option.
your designated bank/credit
union checking or savings
account in order to purchase
shares, whenever you wish.
--------------------------------------------------------------------------------

BY INTERNET                      $1,000 for regular          You will need a web
Go to the INVESCO Web site       accounts; $250 for an       browser to use
at www.invesco.com               IRA; $50 minimum for        this service.
                                 each subsequent             Internet purchase
                                 investment                  transactions are
                                                             limited to $25,000.

--------------------------------------------------------------------------------
REGULAR INVESTING WITH           $50 per month for           Like all regular
EASIVEST OR DIRECT PAYROLL       EasiVest; $50 per pay       investment plans,
PURCHASE                         period for Direct           neither EasiVest
You may enroll on your fund      Payroll Purchase. You       nor Payroll
application, or call us for      may start or stop           Purchase ensures a
a separate form and more         your regular investment     profit or protects
details. Investing the same      plan at any time, with      against loss in a
amount on a monthly basis        two weeks' notice to        falling market. Be-
allows you to buy more           INVESCO.                    cause you'll invest
shares when prices are low                                   continually, re-
and fewer shares when prices                                 gardless of varying
are high. This "dollar cost                                  price levels, con-
averaging" may help offset                                   sider your
market fluctuations. Over                                    financial ability
a period of time, your                                       to keep buying
average cost per share may                                   through low price
be less than the actual                                      levels. And
average per share.                                           remember that you
                                                             will lose money if
                                                             you redeem your
                                                             shares when the
                                                             market value of all
                                                             your shares is less
                                                             than their cost.
--------------------------------------------------------------------------------
BY PAL(R)                        $1,000 (The exchange        Be sure to write
Your "Personal Account Line"     minimum is $250 for         down the confirma-
is available for subsequent      subsequent purchases        tion number
purchases and exchanges 24       requested by telephone.)    provided by PAL(R).
hours a day. Simply call                                     You must forward
1-800-424-8085.                                              your bank account
                                                             information to
                                                             INVESCO prior to
                                                             using this option.
--------------------------------------------------------------------------------

METHOD                           INVESTMENT MINIMUM          PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                      $1,000 to open a new        See "Exchange
Between two INVESCO funds.       account; $50 for            Policy."
Call 1-800-525-8085 for          written requests to
prospectuses of other            purchase additional
INVESCO funds. Exchanges         shares for an existing
may be made by phone or          account. (The exchange
at our Web site at               minimum is $250 for
www.invesco.com. You             exchanges requested by
may also establish an            telephone.)
automatic monthly exchange
service between two
INVESCO funds; call us
for further details and
the correct form.

DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Funds. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.


[INVESCO ICON]   YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or otherwise use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding" is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.


[INVESCO ICON] HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in any Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

--------------------------------------------------------------------------------
METHOD                       REDEMPTION MINIMUM            PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less, full       INVESCO's telephone
Call us toll-free at:        liquidation of the            redemption privileges
1-800-525-8085               account) for a redemption     may be modified or
                             check; $1,000 for a wire      terminated in the
                             to your bank of record.       future at INVESCO's
                             The maximum amount which
                             may be redeemed by
                             telephone is generally
                             $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.                   The redemption
Mail your request to                                       request must be
INVESCO Funds Group, Inc.,                                 signed by all
P.O. Box 173706,                                           registered account
Denver, CO 80217-3706.                                     owners. Payment will
You may also send your re-                                 be mailed to your
quest by overnight courier                                 address as it appears
to 7800 E. Union Ave.,                                     on INVESCO's records,
Denver, CO 80237.                                          or to a bank
                                                           designated by you in
                                                           writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $250                          You must forward your
Call 1-800-525-8085 to                                     bank account informa-
request your redemption.                                   tion to INVESCO prior
INVESCO will automatically                                 to using this option.
pay the proceeds into your
designated bank account.
--------------------------------------------------------------------------------

BY INTERNET                  None                          You will need a web
Go to the INVESCO            IRA redemptions are not       browser to use
Web site at                  permitted.                    this service.
www.invesco.com                                            Internet redemption
                                                           transactions are
                                                           limited to $25,000.

--------------------------------------------------------------------------------
BY EXCHANGE                  $250 for exchanges            See "Exchange
Between two INVESCO funds.   requested by telephone.       Policy."  When
Call 1-800-525-8085 for                                    opening a new
prospectuses of other                                      account, investment
INVESCO funds.  Exchanges                                  minimums apply.
may be made by phone or
at our Web site at
www.invesco.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further
details and the correct
form.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN     $100 per payment on a       You must have least
You may call us to request   monthly or quarterly        $10,000 total invested
the appropriate form and     basis.  The redemption      with the INVESCO funds
more information at          check may be made           with at least $5,000 of
1-800-525-8085.              payable to any party        that total invested in
                             you designate.              the fund from which
                                                         withdrawals will be
                                                         made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.                 All registered account
Mail your request to                                     owners must sign the
INVESCO Funds Group, Inc.,                               request, with
P.O. Box 173706,                                         signature guarantees
Denver, CO 80217-3706.                                   from an eligible
                                                         guarantor financial
                                                         institution, such as a
                                                         commercial bank or a
                                                         recognized national or
                                                         regional securities
                                                         firm.
--------------------------------------------------------------------------------

[GRAPH ICON]   TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]   DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO International Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.



                                                        YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------
                                    1999(a)      1998       1997       1996       1995
EUROPEAN FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period                $17.62    $17.34     $15.85     $14.09     $12.95
----------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss)         (0.09)      0.04       0.07       0.05       0.23
Net Gains on Securities (both
  Realized and Unrealized)             2.18      3.58       2.63       3.00       1.12
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS       2.09      3.62       2.70       3.05       1.35
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income                               0.00      0.06       0.07       0.08       0.21
In Excess of Net Investment
  Income(b)                            0.01      0.00       0.00       0.00       0.00
Distributions from Capital Gains       1.69      3.28       1.14       1.21       0.00
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    1.70      3.34       1.21       1.29       0.21
----------------------------------------------------------------------------------------
Net Asset Value--End of Period       $18.01    $17.62     $17.34     $15.85     $14.09
========================================================================================

TOTAL RETURN                      12.64%(c)    24.92%     18.07%     23.47%     10.42%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                   $546,257  $672,146   $324,819   $300,588   $224,200
Ratio of Expenses to
  Average Net Assets(d)               1.56%     1.34%      1.25%      1.36%      1.40%
Ratio of Net Investment             (0.48%)     0.24%      0.33%      0.37%      1.26%
  Income (Loss) to Average
  Net Assets
Portfolio Turnover Rate                 90%      102%        90%        91%        96%

(a) The per share information was computed using average shares.
(b) Distributions in excess of net investment income for the year ended October 31, 1998, aggregated to less than $0.01 on a per share basis.
(c) The applicable redemption fees are not included in the total return calculation.
(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

                                            YEAR ENDED          PERIOD ENDED
                                         OCTOBER 31, 1999    OCTOBER 31, 1998(a)
--------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $10.02             $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.02                0.00
Net Gains on Securities (Both Realized
  and Unrealized)                                1.21                0.02
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 1.23                0.02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividens from Net Investment Income              0.02                0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                 $11.23             $ 10.02
================================================================================

TOTAL RETURN                                11.77%(b)            0.20%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)      $51,710             $ 6,287
Ratio of Expenses to Average Net Assets(d)(e)   2.09%            0.90%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                 0.30%            6.16%(f)
Portfolio Turnover Rate                          112%               0%(c)

(a) From October 28, 1998, commencement of investment operations, to October 31, 1998.
(b) The applicable redemption fees are not included in the total return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Fund, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO and IGAM for the year ended October 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.56% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized

                          PERIOD ENDED                                               PERIOD ENDED
                           OCTOBER 31                YEAR ENDED JULY 31                  JULY 31
-------------------------------------------------------------------------------------------------
                         1999(a)(b)       1999       1998         1997        1996        1995(c)
LATIN AMERICAN GROWTH FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning
  of Period                   $8.26     $11.18     $18.37       $12.86      $11.69         $10.00
-------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income
  (Loss)(d)                  (0.02)       0.04       0.00         0.13        0.08           0.02
Net Gains or (Losses)
  on Securities (Both
  Realized and Unrealized)     0.18     (2.83)     (5.41)         5.88        1.62           1.69
-------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                     0.16     (2.79)     (5.41)         6.01        1.70           1.71
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(e)         0.02       0.02       0.00         0.14        0.09           0.02
Distributions from
  Capital Gains                0.00       0.00       1.02         0.36        0.44           0.00
In Excess of Capital Gains     0.00       0.11       0.76         0.00        0.00           0.00
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS            0.02       0.13       1.78         0.50        0.53           0.02
-------------------------------------------------------------------------------------------------
Net Asset Value--End
  of Period                   $8.40      $8.26     $11.18       $18.37      $12.86         $11.69
=================================================================================================

TOTAL RETURN(f)            1.93%(g)   (24.87%)   (30.64%)       48.06%      15.27%      17.09%(g)

RATIOS
Net Assets--End of
  Period ($000 Omitted)     $21,557    $23,568    $34,725     $130,272     $32,064         $7,423
Ratio of Expenses to
  Average Net Assets(h)    2.20%(j)   2.17%(i)   1.99%(i)     1.76%(i)    2.14%(i)       2.00%(j)
Ratio of Net Investment
  Income (loss) to Average
  Net Assets(h)          (1.01%)(j)      0.52%      0.00%        1.35%       1.26%       0.79%(j)
Portfolio Turnover Rate       2%(g)        90%        33%          72%         29%         30%(g)

(a) The per share information was computed using average shares.
(b) From August 1, 1999 to October 31, 1999, the Fund's current fiscal year end.
(c) From February 15, 1995, commencement of investment operations, to July 31, 1995.
(d) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.
(e) Distributions in excess of net investment income for the year ended July 31, 1998, aggregated less than $0.01 on a per share basis.
(f) The applicable redemption fees are not included in the total return calculation.
(g) Based on operations for the period shown and, accordingly, are not representative of a full year.
(h) Various expenses of the Fund were voluntarily absorbed by INVESCO and IAML for the period ended October 31,1999, the year ended July 31, 1999 and the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.59% (annualized), 3.39% and 4.49% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.40%)(annualized), (0.70%) and (1.70%)(annualized), respectively.
(i) Ratio is based upon Total Expenses of the Fund, less expenses absorbed by INVESCO and IAML, where applicable, which is before any expense offset arrangements.
(j) Annualized.

                                            YEAR ENDED OCTOBER 31
-----------------------------------------------------------------------------------
                            1999(a)       1998         1997        1996        1995
PACIFIC BASIN FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value --
  Beginning of Period         $6.69      $9.74       $14.11      $13.83      $17.07
-----------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss) (0.05)       0.07       (0.09)      (0.02)        0.06
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)              3.20     (2.80)       (3.45)        0.51      (1.45)
-----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                   3.15     (2.73)       (3.54)        0.49      (1.39)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income            0.00       0.12         0.00        0.03        0.06
In excess of Net Investment
  Income(b)                    0.05       0.00         0.00        0.00        0.00
Distributions from Capital
  Gains                        0.00       0.00         0.83        0.18        1.79
In Excess of Capital Gains     0.00       0.20         0.00        0.00        0.00
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS            0.05       0.32         0.83        0.21        1.85
-----------------------------------------------------------------------------------
Net Asset Value--End
  of Period                   $9.79      $6.69        $9.74      $14.11      $13.83
===================================================================================

TOTAL RETURN              47.43%(c)   (28.68%)     (26.65%)       3.55%     (8.31%)

Ratios
Net Assets--End of Period
  ($000 Omitted)           $102,746    $45,070      $63,943    $149,870    $154,374
Ratio of Expenses to
  Average Net Assets(d)(e)    2.12%      2.07%        1.72%       1.60%       1.52%
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets(d)             (0.55%)      0.25%      (0.44%)     (0.04%)       0.37%
Portfolio Turnover Rate        176%       114%          86%         70%         56%

(a) The per share information was computed using average shares.
(b) Distributions in excess of net investment income for the years ended October 31, 1998, 1997 and 1996 aggregated less than $0.01 on a per share basis.
(c) The applicable redemption fees are not included in the total return calculation.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO and IAML for the years ended October 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and 2.56%, respectively, and ratio of net investment loss to average net assets would have been (0.96%) and (0.24%), respectively.
(e) Ratio is based on Total Expenses of the Fund, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements.

FEBRUARY 15, 2000

INVESCO INTERNATIONAL FUNDS, INC.
INVESCO EUROPEAN FUND - INVESTOR CLASS
INVESCO INTERNATIONAL BLUE CHIP FUND - INVESTOR CLASS
INVESCO LATIN AMERICAN GROWTH FUND - INVESTOR CLASS
INVESCO PACIFIC BASIN FUND - INVESTOR CLASS

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated February 15, 2000 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-7758 and 033-63498.



















811-7758

PROSPECTUS | February 15, 2000

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO INTERNATIONAL FUNDS, INC.

INVESCO EUROPEAN FUND--CLASS C
INVESCO INTERNATIONAL BLUE CHIP FUND--CLASS C
INVESCO LATIN AMERICAN GROWTH FUND--CLASS C
INVESCO PACIFIC BASIN FUND--CLASS C


FOUR MUTUAL FUNDS SEEKING INVESTMENT OPPORTUNITIES OVERSEAS. CLASS C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks.......33
Fund Performance.............................35
Fees And Expenses............................38
Investment Risks.............................39
Risks Associated With Particular Investments.40
Temporary Defensive Positions................45
Portfolio Turnover...........................46
Fund Management..............................46
Portfolio Managers...........................47
Potential Rewards............................47
Share Price..................................48
How To Buy Shares............................48
How To Sell Shares...........................50
Taxes........................................52
Dividends And Capital Gain Distributions.....53
Financial Highlights.........................54


No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                             [INVESCO ICON] INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]       INVESTMENT GOALS & STRATEGIES

[ARROWS ICON]    POTENTIAL INVESTMENT RISKS

[GRAPH ICON]     PAST PERFORMANCE

[INVESCO ICON]   WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON]   [ARROWS ICON]   INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Class C shares which are sold primarily through third parties, such as brokers, banks, and financial planners. Each Fund also offers one or more additional classes of shares directly to the public through separate prospectuses. Those other classes of shares have lower expenses, with resulting positive effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in How To Buy Shares. To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class C shares offered in this Prospectus.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds attempt to make your investment grow.The Funds are aggressively managed. Although the Funds can invest in debt securities, they primarily invest in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund has a specific investment objective and strategy. The Funds invest primarily in securities of foreign companies. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:
o The physical location of the company's management personnel; and
o Whether more than 50% of its assets are located outside the United States; or
o Whether more than 50% of its income is earned outside the United States.

The Funds share a common investment process which combines bottom-up and, with the exception of International Blue Chip Fund, top-down analysis to select securities for their portfolios.

BOTTOM-UP: We also perform fundamental analysis and extensive research on specific stocks, which often includes visiting companies to meet with corporate management and understand the businesses. We seek to invest in companies that have an above-average earnings growth that we believe is not fully reflected in the present market price of their securities. Also, we seek to increase diversification by setting maximum limits on each security held in the portfolio.

TOP-DOWN: Our regional and country equity teams look at broad global economic trends and other factors that can affect markets. On a country-by-country basis, anticipated political and currency stability are also considered. Using this analysis, we decide how much the Fund will invest in each country and equity market sector. Minimum and maximum weightings for both countries and sectors are used to develop portfolio diversification. And, in some cases, our local presence and fundamental research may provide investment insights into specific opportunities and risks involved in each country or region.

This analysis is particularly important for investments in "emerging" markets --- those countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging countries generally are considered to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and the nations in Western Europe (other than Greece, Portugal and Turkey). In general, investments in emerging markets have a higher degree of risk than investments in more established markets.

Other principal risks involved in investing in the Funds are foreign securities, emerging market, market, credit, interest rate, duration, liquidity, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you can lose money on your investment in a Fund.

[KEY ICON]   INVESCO EUROPEAN FUND -- CLASS C

This Fund attempts to make your investment grow. It primarily invests in equity securities of companies located in Western Europe. We prefer companies with proven track records that are strongly managed. Although the Fund invests predominately in mid- and large-capitalization stocks, it also will hold positions in small-cap stocks.

[KEY ICON]   INVESCO INTERNATIONAL BLUE CHIP FUND -- CLASS C

This Fund attempts to make your investment grow and provide you with current income. It invests primarily in equity securities of large-capitalization companies with a record of stable earnings or dividends and a reputation for high-quality management. Although some of its investments may be in smaller, emerging stock markets, the Fund generally invests in securities that are traded in larger, more liquid international securities exchanges. Stock selection emphasizes bottom-up analysis.

[KEY ICON]   INVESCO LATIN AMERICAN GROWTH FUND -- CLASS C

This Fund attempts to make your investment grow. It invests primarily in equity securities of Latin American issuers. We prefer companies with proven track records that are strongly managed. We define a Latin American company as one that has its principal business activities in Latin America, which includes Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean.

[KEY ICON]   INVESCO PACIFIC BASIN FUND -- CLASS C

The Fund attempts to make your investment grow. It invests in the equity securities of companies located in the Far East and Pacific Rim, including Australia, Hong Kong, New Zealand, Singapore and Japan, in addition to investments in smaller, less liquid, emerging markets throughout that region. Although the Fund invests predominately in mid- and large-capitalization stocks, it also will hold positions in small-cap stocks.

[GRAPH ICON]   FUND PERFORMANCE

Since the Funds' Class C shares are not offered until February 15, 2000, the bar charts below show the Funds' Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS C RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORFOLIO OF SECURITIES. THE RETURNS OF THIS CLASS WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS DO NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURN SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31 for each Fund's Investor Class shares compared to the MSCI-AC Europe, MSCI-Europe/Australia/ Far East, MSCI-Emerging Markets-Latin America or MSCI-Pacific Indexes. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

The chart below contains the following plot points:

---------------------------------------------------------------------------------------------------
                                   EUROPEAN FUND - INVESTOR CLASS
                                  ACTUAL ANNUAL TOTAL RETURN(1),(2)
---------------------------------------------------------------------------------------------------
  '90      '91       '92         '93        '94        '95        '96       '97       '98       '99
0.74%    7.99%    (7.64%)     24.60%     (3.05%)    19.19%     29.68%    15.15%    32.93%    37.50%

---------------------------------------------------------------------------------------------------
Best Calendar Qtr.    12/99     43.53%
Worst Calendar Qtr.    9/98   (17.72%)
---------------------------------------------------------------------------------------------------

---------------------------------------------
INTERNATIONAL BLUE CHIP FUND - INVESTOR CLASS
    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
---------------------------------------------
        '99
      23.43%

---------------------------------------------
Best Calendar Qtr.   12/99     21.27%
Worst Calendar Qtr.   3/99    (2.54%)
---------------------------------------------


---------------------------------------------
LATIN AMERICAN GROWTH FUND - INVESTOR CLASS
    ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
---------------------------------------------
  '96       '97         '98         '99
25.87%    19.33%     (45.71%)     54.41%

---------------------------------------------
Best Calendar Qtr.    12/99     35.64%
Worst Calendar Qtr.    9/98   (36.67%)
---------------------------------------------

------------------------------------------------------------------------------------------------------
                              PACIFIC BASIN FUND - INVESTOR CLASS
                               ACTUAL ANNUAL TOTAL RETURN(1),(2)
------------------------------------------------------------------------------------------------------
    '90        '91        '92         '93       '94      '95       '96        '97        '98       '99
(24.43%)    13.17%    (13.54%)     42.61%     4.67%    4.02%     0.08%    (36.86%)    11.92%    78.44%

------------------------------------------------------------------------------------------------------
Best Calendar Qtr.    12/99     39.78%
Worst Calendar Qtr.    9/98    (29.21%)
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN(1)
                                               AS OF 12/31/99
--------------------------------------------------------------------------------
                                                                   10 YEARS OR
                                       1 YEAR         5 YEARS    SINCE INCEPTION
European Fund - Investor Class         37.50%          26.61%          14.72%
MSCI-AC Europe Index(5)                16.23%          22.54%          14.50%

International Blue Chip Fund -
   Investor Class                      23.43%            N/A           26.13%(3)
MSCI-EAFE Index(5)                     27.30%          13.15%           7.33%

Latin American Growth Fund -
   Investor Class                      54.41%            N/A            7.66%(4)
MSCI - Emerging Markets -
   Latin America Index(5)              65.45%           8.25%          19.82%

Pacific Basin Fund - Investor Class    78.44%           0.65%           1.32%
MSCI-Pacific Index(5)                  57.96%           2.70%           0.52%
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions, and include the effect of each Fund's expenses.

(2) The total returns are for the Investor Class shares that are not offered in this Prospectus. Total returns of Class C shares will differ only to the extent that the classes do not have the same expenses.

(3) The Fund commenced investment operations on October 28, 1998.

(4) The Fund commenced investment operations on February 15, 1995.

(5) The MSCI-AC Europe Index, MSCI-EAFE Index, MSCI-Emerging Markets--Latin America Index and MSCI-Pacific Index are unmanaged indexes that show the performance of common stocks for Europe, Europe/Australia/Far East, Latin America and the Pacific Rim, respectively. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

CLASS C SHARES
     Maximum Sales Charge (Load) Imposed on Purchases
          (as a percentage of offering price)                     None
     Maximum Deferred Sales Charge (Load)                         1.00%*
     Maximum Sales Charge (Load) Imposed on Reinvested
          Dividends and Other Distributions                       None
     Redemption Fee (as a percentage of amount redeemed)          None
     Exchange Fee                                                 None


* A 1% contingent deferred sales charge is charged on redemptions or exchanges of shares held thirteen months or less, other than shares acquired through the reinvestment of dividend and other distributions.


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

EUROPEAN FUND - CLASS C
   Management Fees                                                        0.70%
   Distribution and Service (12b-1) Fees(1)                               1.00%
   Other Expenses(2)                                                      0.63%
                                                                          -----
   Total Annual Fund Operating Expenses(2)                                2.33%
                                                                          =====
INTERNATIONAL BLUE CHIP FUND - CLASS C
   Management Fees                                                        0.75%
   Distribution and Service (12b-1) Fees(1)                               1.00%
   Other Expenses(2)                                                      1.56%
                                                                          -----
   Total Annual Fund Operating Expenses(2)                                3.31%
                                                                          =====
LATIN AMERICAN GROWTH FUND - CLASS C
   Management Fees                                                        0.75%
   Distribution and Service (12b-1) Fees(1)                               1.00%
   Other Expenses (2)                                                     2.59%
                                                                          -----
   Total Annual Fund Operating Expenses(2)                                4.34%
                                                                          =====
PACIFIC BASIN FUND - CLASS C
   Management Fees                                                        0.75%
   Distribution and Service (12b-1) Fees(1)                               1.00%
   Other Expenses(2)                                                      1.54%
                                                                          -----
   Total Annual Fund Operating Expenses(2)                                3.29%
                                                                          =====

(1) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares are not offered until February 15, 2000. Certain expenses of the Funds will be absorbed by INVESCO in order to ensure that expenses for European Fund--Class C, International Blue Chip Fund--Class C, Latin American Growth Fund--Class C, and Pacific Basin Fund--Class C will not exceed 2.75%, 2.75%, 2.75%, and 2.75%, respectively, of each Fund's average net assets attributable to Class C shares pursuant to an agreement between the Funds and INVESCO and/or the applicable sub-adviser. These commitments may be changed at any time following consultation with the board of directors. After absorption, International Blue Chip Fund--Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending October 31, 2000 are estimated to be 1.00% and 2.75%, respectively, of the Fund's average net assets attributble to Class C shares; Latin American Growth Fund--Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending October 31, 2000 are estimated to be 1.00% and 2.75%, respectively, of the Fund's average net assets attributable to Class C shares; and Pacific Basin Fund--Class C shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended October 31, 2000 are estimated to be 1.00% and 2.75%, respectively, of the Fund's average net assets attributable to Class C shares.


EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

IF SHARES ARE REDEEMED                  1 year    3 years    5 years    10 years
European Fund - Class C                 $ 336     $   727    $1,245     $2,666
International Blue Chip Fund - Class C  $ 434     $ 1,018    $1,726     $3,604
Latin American Growth Fund - Class C    $ 535     $ 1,315    $2,206     $4,486
Pacific Basin Fund - Class C            $ 432     $ 1,013    $1,717     $3,585


IF SHARES ARE NOT REDEEMED              1 year    3 years    5 years    10 years
European Fund--Class C                  $ 236     $   727    $1,245     $2,666
International Blue Chip Fund--Class C   $ 334     $ 1,018    $1,726     $3,604
Latin American Growth Fund--Class C     $ 435     $ 1,315    $2,206     $4,486
Pacific Basin Fund--Class C             $ 332     $ 1,013    $1,717     $3,585


[ARROWS ICON]   INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.


[ARROWS ICON]   RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Funds.

     EMU countries, as a single market, may affect future investment decisions of the Funds. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

EMERGING MARKETS RISK

All of the countries in Latin America and many of those in the Pacific Basin are considered to be emerging markets. Investments in emerging markets carry additional risks beyond typical investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and nations in Western Europe (other than Greece, Portugal and Turkey).

Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in emerging markets may be subject to nationalization or confiscatory tax legislation that could result in investors--including a Fund--losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities.

Economically, emerging markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability as well.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $5 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $1 billion, or small businesses with outstanding securities worth less than $1 billion.

CREDIT RISK

The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher- rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

          ------------------------------------------------------------

The Funds generally invest in equity securities of foreign companies. However, in an effort to diversify their holdings and provide some protection against the risk of other investments, the Funds also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of a Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY
RECEIPTS (ADRs)                  Market, Information,    European
 These are securities issued     Political, Regulatory,  International Blue Chip
 by U.S. banks that represent    Diplomatic, Liquidity   Latin American Growth
 shares of foreign corporations  and Currency Risks      Pacific Basin
 held by those banks.  Although
 traded in U.S. securities
 markets and valued in U.S.
 dollars, ADRs carry most of
 the risks of investing
 directly in foreign
 securities.
--------------------------------------------------------------------------------

COUNTRY FUNDS
 Closed-end mutual funds that    Market, Information,    European
 invest in the securities of     Political, Regulatory,  Pacific Basin
 particular countries may be     Diplomatic, Liquidity
 used to enable the Fund to      and Currency Risks
 invest in a country when
 non-residents may not invest
 directly in securities of
 companies in those countries.
 Country funds have operating
 expenses, including manage-
 ment fees, which reduce the
 investment return.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
DEBT SECURITIES
 Securities issued by private    Market, Credit,         European
 companies or governments        Interest Rate and       International Blue Chip
 representing an obligation to   Duration Risks          Latin American Growth
 pay interest and to repay                               Pacific Basin
 principal when the security
 matures.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR
WHEN-ISSUED SECURITIES
 Ordinarily, the Fund purchases  Market and Interest     European
 securities and pays for them    Rate Risks              International Blue Chip
 in cash at the normal trade                             Latin American Growth
 settlement time.  When the                              Pacific Basin
 Fund purchases a delayed
 delivery or when-issued
 security, it promises to pay
 in the future for example,
 when the security is
 actually available for
 delivery to the Fund.  The
 Fund's obligation to pay
 and the interest rate it
 receives, in the case of
 debt securities, usually
 are fixed when the Fund
 promises to pay.  Between
 the date the Fund promises
 to pay and the date the
 securities are actually
 received, the Fund receives
 no interest on its
 investment, and bears the
 risk that the market value
 of the when-issued
 security may decline.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                       RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY
CONTRACTS
 A contract to exchange an       Currency, Political,    European
 amount of currency on a date    Diplomatic, Counter-    International Blue Chip
 in the future at an             party and Regulatory    Latin American Growth
 agreed-upon exchange rate       Risks                   Pacific Basin
 might be used by the Fund to
 hedge against changes in
 foreign currency exchange
 rates when the Fund invests
 in foreign securities.
 Does not reduce price
 fluctuations in foreign
 securities, or prevent losses
 if the prices of those
 securities decline.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
 A security that cannot be       Liquidity Risk          European
 sold quickly at its fair                                International Blue Chip
 value.                                                  Latin American Growth
                                                         Pacific Basin
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 A contract under which the      Credit and Counter-     European
 seller of a security agrees     party Risks             International Blue Chip
 to buy it back at an                                    Latin American Growth
 agreed-upon price and                                   Pacific Basin
 time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities that are not         Liquidity Risk          European
 registered, but which are                               International Blue Chip
 bought and sold solely                                  Latin American Growth
 by institutional investors.                             Pacific Basin
 The Fund considers many
 Rule 144A securities to be
 "liquid," although the market
 for such securities typically
 is less active than the public
 securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON]   TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so.

Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]   PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher than average portfolio turnover rates for the fiscal year ended October 31, 1999 are:

   INVESCO International Blue Chip Fund          112%
   INVESCO Pacific Basin Fund                    176%

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON]   FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $ 31 billion for more than 960,478 shareholders of 45 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $291 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO Asset Management Limited ("IAML"), located at 11 Devonshire Square, London EC2M 4YR, is the sub-adviser to European, Latin American Growth and Pacific Basin Funds. INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street NE, Suite 250, Atlanta, Georgia, is the sub-adviser to International Blue Chip Fund.

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, IAML, IGAM and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year or fiscal period ended October 31, 1999:

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
INVESCO European Fund                                 0.70%
INVESCO International Blue Chip Fund                  0.75%
INVESCO Latin American Growth Fund                    0.75%(a)
INVESCO Pacific Basin Fund                            0.75%
--------------------------------------------------------------------------------

(a) Annualized. For the period August 1, 1999 to October 31, 1999, the Fund's current fiscal year end.

Since the Funds' Class C shares are not offered until February 15, 2000, Class C shares paid no fees to INVESCO for its advisory services in the fiscal year or fiscal period ended October 31, 1999.


[INVESCO ICON]   PORTFOLIO MANAGERS

The Funds are managed on a day-to-day basis by IAML and IGAM , which serve as sub-advisers to the Funds. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets country-by-country allocation of Fund assets and risk controls, while individual country specialists select individual securities within those allocations.

FUND                           SUB-ADVISER       PORTFOLIO MANAGER
European                         IAML            Team Management
Latin American Growth            IAML            David Manuel
International Blue Chip          IGAM            Team  Management
Pacific Basin                    IAML            Team Management

DAVID MANUEL, a fund manager with INVESCO GT Asset Management ("GTAM"), is the portfolio manager of Latin American Growth Fund and specializes in Latin American equities. Before joining GTAM, David was a senior fund manager with Abbey-Life Investment Services. He received a B.A. (Hons) from Cambridge University and a Ph.D. from London University.


[INVESCO ICON]   POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; International Blue Chip Fund also offers the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitiors, but cannot guarantee that performance. Each Fund seeks to minimize risk by invest- ing any different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks associated with international investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations

o are investing tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.


You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although International Blue Chip Fund does seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o speculating on short-term fluctuations in the stock markets
o are uncomfortable with the special risks associated with international investing.


[INVESCO ICON] SHARE PRICE

CURRENT MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND DIVIDENDS
- FUND DEBTS, INCLUDING ACCRUED EXPENSES
----------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]   HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. Each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and other expenses payable by that class.

In deciding which class of shares to purchase, you should consider, amoung other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your investment representative can help you decide. Contact your investment representative for several convenient ways to invest in the Funds. Class C shares are available only through your investment representative.

There is no charge to invest directly through INVESCO. However, with respect to Class C shares, upon redemption or exchange of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO Fund), a contingent deferred sales charge of 1% of the current net asset value of the Class C shares will be assessed. If you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your Class C shares in any of the Funds for Class C shares in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CONTINGENT DEFERRED SALES CHARGE (CDSC). If you redeem or exchange Class C shares of any Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed. The fee applies to redemptions from a Fund and exchanges (other than exchanges into Class C shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than thirteen months, the CDSC will be assessed on the current net asset value of those shares.

The CDSC for Class C shares generally will be waived:

o to pay account fees;

o for IRA distributions due to death, disability, or periodic distributions based on life expectancy;

o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or

o for redemptions following the death of a shareholder or beneficial owner.


DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for the Funds' Class C shares. The 12b-1 fees paid by each Fund's Class C shares are used to pay distribution fees to IDI for the sale and distribution of the Funds' shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class C shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.


[INVESCO ICON]   HOW TO SELL SHARES

Contact your investment representative for convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in any Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

[GRAPH ICON]   TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]   DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS)

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Investor Class share. Since Class C shares are new, financial information is not available for this class as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO International Funds, Inc.'s 1999 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                        YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------
                                    1999(a)      1998       1997       1996       1995
EUROPEAN FUND--INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period                $17.62    $17.34     $15.85     $14.09     $12.95
----------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss)         (0.09)      0.04       0.07       0.05       0.23
Net Gains on Securities (both
  Realized and Unrealized)             2.18      3.58       2.63       3.00       1.12
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS       2.09      3.62       2.70       3.05       1.35
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment          0.00      0.06       0.07       0.08       0.21
Income
In Excess of Net Investment
  Income(b)                            0.01      0.00       0.00       0.00       0.00
Distributions from Capital Gains       1.69      3.28       1.14       1.21       0.00
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    1.70      3.34       1.21       1.29       0.21
----------------------------------------------------------------------------------------
Net Asset Value--End of Period       $18.01    $17.62     $17.34     $15.85     $14.09
========================================================================================

TOTAL RETURN                      12.64%(c)    24.92%     18.07%     23.47%     10.42%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                   $546,257  $672,146   $324,819   $300,588   $224,200
Ratio of Expenses to
  Average Net Assets(d)               1.56%     1.34%      1.25%      1.36%      1.40%
Ratio of Net Investment             (0.48%)     0.24%      0.33%      0.37%      1.26%
  Income (Loss) to Average
  Net Assets
Portfolio Turnover Rate                 90%      102%        90%        91%        96%

(a) The per share information was computed using average shares.
(b) Distributions in excess of net investment income for the year ended October 31, 1998, aggregated to less than $0.01 on a per share basis.
(c) The applicable redemption fees are not included in the total return calculation.
(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

                                            YEAR ENDED          PERIOD ENDED
                                         OCTOBER 31, 1999    OCTOBER 31, 1998(a)
--------------------------------------------------------------------------------
INTERNATIONAL BLUE CHIP FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning of Period           $10.02             $ 10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.02                0.00
Net Gains on Securities (Both Realized
  and Unrealized)                                1.21                0.02
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 1.23                0.02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividens from Net Investment Income              0.02                0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                 $11.23             $ 10.02
================================================================================

TOTAL RETURN                                11.77%(b)            0.20%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)      $51,710             $ 6,287
Ratio of Expenses to Average Net Assets(d)(e)   2.09%            0.90%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                 0.30%            6.16%(f)
Portfolio Turnover Rate                          112%               0%(c)

(a) From October 28, 1998, commencement of investment operations, to October 31, 1998.
(b) The applicable redemption fees are not included in the total return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Fund, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO and IGAM for the year ended October 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.56% and ratio of net investment loss to average net assets would have been (0.17%).
(f) Annualized

                          PERIOD ENDED                                               PERIOD ENDED
                           OCTOBER 31                YEAR ENDED JULY 31                  JULY 31
-------------------------------------------------------------------------------------------------
                         1999(a)(b)       1999       1998         1997        1996        1995(c)
LATIN AMERICAN GROWTH FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value--Beginning
  of Period                   $8.26     $11.18     $18.37       $12.86      $11.69         $10.00
-------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income
  (Loss)(d)                  (0.02)       0.04       0.00         0.13        0.08           0.02
Net Gains or (Losses)
  on Securities (Both
  Realized and Unrealized)     0.18     (2.83)     (5.41)         5.88        1.62           1.69
-------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                     0.16     (2.79)     (5.41)         6.01        1.70           1.71
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(e)         0.02       0.02       0.00         0.14        0.09           0.02
Distributions from
  Capital Gains                0.00       0.00       1.02         0.36        0.44           0.00
In Excess of Capital Gains     0.00       0.11       0.76         0.00        0.00           0.00
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS            0.02       0.13       1.78         0.50        0.53           0.02
-------------------------------------------------------------------------------------------------
Net Asset Value--End
  of Period                   $8.40      $8.26     $11.18       $18.37      $12.86         $11.69
=================================================================================================

TOTAL RETURN(f)            1.93%(g)   (24.87%)   (30.64%)       48.06%      15.27%      17.09%(g)

RATIOS
Net Assets--End of
  Period ($000 Omitted)     $21,557    $23,568    $34,725     $130,272     $32,064         $7,423
Ratio of Expenses to
  Average Net Assets(h)    2.20%(j)   2.17%(i)   1.99%(i)     1.76%(i)    2.14%(i)       2.00%(j)
Ratio of Net Investment
  Income (loss) to Average
  Net Assets(h)          (1.01%)(j)      0.52%      0.00%        1.35%       1.26%       0.79%(j)
Portfolio Turnover Rate       2%(g)        90%        33%          72%         29%         30%(g)

(a) The per share information was computed using average shares.
(b) From August 1, 1999 to October 31, 1999, the Fund's current fiscal year end.
(c) From February 15, 1995, commencement of investment operations, to July 31, 1995.
(d) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 1998.
(e) Distributions in excess of net investment income for the year ended July 31, 1998, aggregated less than $0.01 on a per share basis.
(f) The applicable redemption fees are not included in the total return calculation.
(g) Based on operations for the period shown and, accordingly, are not representative of a full year.
(h) Various expenses of the Fund were voluntarily absorbed by INVESCO and IAML for the period ended October 31,1999, the year ended July 31, 1999 and the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.59% (annualized), 3.39% and 4.49% (annualized), respectively, and ratio of net investment loss to average net assets would have been (2.40%)(annualized), (0.70%) and (1.70%)(annualized), respectively.
(i) Ratio is based upon Total Expenses of the Fund, less expenses absorbed by INVESCO and IAML, where applicable, which is before any expense offset arrangements.
(j) Annualized.

                                            YEAR ENDED OCTOBER 31
-----------------------------------------------------------------------------------
                            1999(a)       1998         1997        1996        1995
PACIFIC BASIN FUND -
INVESTOR CLASS
PER SHARE DATA
Net Asset Value --
  Beginning of Period         $6.69      $9.74       $14.11      $13.83      $17.07
-----------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss) (0.05)       0.07       (0.09)      (0.02)        0.06
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)              3.20     (2.80)       (3.45)        0.51      (1.45)
-----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                   3.15     (2.73)       (3.54)        0.49      (1.39)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income            0.00       0.12         0.00        0.03        0.06
In excess of Net Investment
  Income(b)                    0.05       0.00         0.00        0.00        0.00
Distributions from Capital
  Gains                        0.00       0.00         0.83        0.18        1.79
In Excess of Capital Gains     0.00       0.20         0.00        0.00        0.00
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS            0.05       0.32         0.83        0.21        1.85
-----------------------------------------------------------------------------------
Net Asset Value--End
  of Period                   $9.79      $6.69        $9.74      $14.11      $13.83
===================================================================================

TOTAL RETURN              47.43%(c)   (28.68%)     (26.65%)       3.55%     (8.31%)

Ratios
Net Assets--End of Period
  ($000 Omitted)           $102,746    $45,070      $63,943    $149,870    $154,374
Ratio of Expenses to
  Average Net Assets(d)(e)    2.12%      2.07%        1.72%       1.60%       1.52%
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets(d)             (0.55%)      0.25%      (0.44%)     (0.04%)       0.37%
Portfolio Turnover Rate        176%       114%          86%         70%         56%


(a) The per share information was computed using average shares.
(b) Distributions in excess of net investment income for the years ended October 31, 1998, 1997 and 1996 aggregated less than $0.01 on a per share basis.
(c) The applicable redemption fees are not included in the total return calculation.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO and IAML for the years ended October 31, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.53% and 2.56%, respectively, and ratio of net investment loss to average net assets would have been (0.96%) and (0.24%), respectively.
(e) Ratio is based on Total Expenses of the Fund, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements.

FEBRUARY 15, 2000


INVESCO INTERNATIONAL FUNDS, INC.
INVESCO EUROPEAN FUND - CLASS C
INVESCO INTERNATIONAL BLUE CHIP FUND - CLASS C
INVESCO LATIN AMERICAN GROWTH FUND - CLASS C
INVESCO PACIFIC BASIN FUND - CLASS C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated February 15, 2000 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfor@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-7758 and 033-63498.




















811-7758

                       STATEMENT OF ADDITIONAL INFORMATION

                        INVESCO INTERNATIONAL FUNDS, INC.

               INVESCO European Fund - Investor Class and Class C
        INVESCO International Blue Chip Fund - Investor Class and Class C
         INVESCO Latin American Growth Fund - Investor Class and Class C
             INVESCO Pacific Basin Fund - Investor Class and Class C




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085


                               February 15, 2000

------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO European, INVESCO International Blue Chip, INVESCO Latin American Growth and INVESCO Pacific Basin Funds dated February 15, 2000 and a Prospectus for the Class C shares of INVESCO European, INVESCO International Blue Chip, INVESCO Latin American Growth and INVESCO Pacific Basin Funds dated February 15, 2000 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses of the Investor Class and Class C shares of the Funds are also available through the INVESCO Web site at www.invesco.com.

TABLE OF CONTENTS

The Company...................................................................61

Investments, Policies and Risks...............................................61

Investment Restrictions.......................................................81

Management of the Funds.......................................................83

Other Service Providers......................................................110

Brokerage Allocation and Other Practices.....................................110

Capital Stock................................................................113

Tax Consequences of Owning Shares of a Fund..................................114

Performance..................................................................116

Financial Statements.........................................................119

Appendix A...................................................................120

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO International Funds, Inc. on April 2, 1993. On July 1, 1993, the Company, through the European and Pacific Basin Funds, assumed all of the assets and liabilities of the European and Pacific Basin portfolios of Financial Strategic Portfolios, Inc. In addition, on July 1, 1993, the Company, through the International Growth Fund, assumed all of the assets and liabilities of International Growth Fund, a series of Financial Series Trust, a Massachusetts Business Trust. All financial information and other information about the Company and the Funds for the periods prior to July 1, 1993 relates to Financial Strategic Portfolios, Inc. and Financial Series Trust. On October 20, 1999, the Company assumed all of the assets and liabilities of INVESCO Latin American Growth Fund, a series of INVESCO Specialty Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of four portfolios of investments: INVESCO European Fund - Investor Class and Class C, INVESCO International Blue Chip Fund - Investor Class and Class C, INVESCO Latin American Growth Fund - Investor Class and Class C and INVESCO Pacific Basin Fund - Investor Class and Class C (each a "Fund" and collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Investor Class shares of each Fund pay a 12b-1 distribution fee which is computed and paid monthly at an annual rate of 0.25% of average net assets attributable to Investor Class shares. The Class C shares of each Fund pay a 12b-1 distribution/service fee which is computed and paid monthly at an aggregate annual rate of 1.00% of average net assets attributable to Class C shares.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated CDs issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's, BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Funds expect that most emerging country debt securities in which they invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market value fluctuates constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- The Funds may invest in bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act") limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-adviser are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.


INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or
     (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5.   issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

     F. With respect to fundamental limitation (1), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:


---------------------------------------------------------------------------------------------------
                                   INTERNATIONAL        LATIN AMERICAN
INVESTMENT          EUROPEAN       BLUE CHIP            GROWTH               PACIFIC BASIN
---------------------------------------------------------------------------------------------------
Equity Securities   At least 80%   At least 65% in      At least 65% Latin   At least 80% in
                    in companies   securities of blue   American issuers,    companies domiciled
                    domiciled      chip foreign com-    including Mexico,    in Japan, Australia,
                    in  Western    panies.              Central America,     Hong Kong, Malaysia,
                    Europe.                             South America and    Singapore and the
                                                        Spanish-speaking     Philippines.
                                                        islands of the
                                                        Caribbean.
---------------------------------------------------------------------------------------------------
Junk Bonds                                              Up to 35% of
                                                        assets
---------------------------------------------------------------------------------------------------


MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
     INVESCO Variable Investment Funds, Inc.


As of December 31, 1999, INVESCO managed mutual funds having combined assets of $31 billion, consisting of 45 separate portfolios, on behalf of more than 960,478 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $291 billion in assets under management on September 30, 1999.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

European and Pacific Basin Funds

     o 0.75% on the first $350 million of each Fund's average net assets;

     o 0.65% on the next $350 million of each Fund's average net assets;

     o 0.55% of each Fund's average net assets from $700 million;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.


International Blue Chip and Latin American Growth Funds

     o 0.75% on the first $500 million of each Fund's average net assets;

     o 0.65% on the next $500 million of each Fund's average net assets;

     o 0.55% of each Fund's average net assets from $1 billion;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.


During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since the Funds' Class C shares are not offered until February 15, 2000, no advisory fees were paid with respect to Class C shares for the periods shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                Advisory        Total Expense      Total Expense
                                Fee Dollars     Reimbursements     Limitations
                                -----------     --------------     -----------

European Fund - Investor Class
October 31, 1999                $4,445,112         $      0            2.00%
October 31, 1998                 3,802,357                0            2.00%
October 31, 1997                 2,679,462                0            2.00%

International Blue Chip Fund - Investor Class
October 31, 1999                $  214,536         $133,898            2.00%
October 31, 1998                       176                0            2.00%
October 31, 1997                       N/A              N/A              N/A

Latin American Growth Fund - Investor Class
October 31, 1999(a)            $    41,203         $  75,488           2.00%
July 31, 1999                      176,481           286,269           2.00%
July 31, 1998                      552,409               N/A           2.00%
July 31, 1997                      485,690               N/A           2.00%

Pacific Basin Fund - Investor Class
October 31, 1999               $   531,586          $293,023           2.00%
October 31, 1998                   368,580           236,517           2.00%
October 31, 1997                   939,420                 0           2.00%


(a) For the period August 1, 1999 through October 31, 1999, the Fund's new fiscal year end.

THE SUB-ADVISORY AGREEMENT

With respect to the European and Pacific Basin Funds, INVESCO Asset Management Limited ("IAML") serves as sub-adviser to the Funds pursuant to a sub-advisory agreement dated February 28, 1997 (the "Sub-Agreement") with INVESCO. With respect to Latin American Growth Fund, IAML serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated October 29, 1999 (the "Latin American Growth Sub-Agreement") with INVESCO. With respect to the International Blue Chip Fund, INVESCO Global Asset Management (N.A.)("IGAM") serves as the sub-adviser to the Fund pursuant to a sub-advisory agreement dated September 23, 1998 (the "International Blue Chip Sub-Agreement") with INVESCO.

The Sub-Agreement, Latin American Growth Sub-Agreement and International Blue Chip Sub-Agreement (the "Sub-Agreements") provide that IAML and IGAM, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each such Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of IAML or IGAM; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, IAML and IGAM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Funds. The fees are calculated at the following annual rates:


European and Pacific Basin Funds

     o 0.30% on the first $350 million of each Fund's average net assets;

     o 0.26% on the next $350 million of each Fund's average net assets;

     o 0.22% of each Fund's average net assets from $700 million;

     o 0.18% of each Fund's average net assets from $2 billion;

     o 0.16% of each Fund's average net assets from $4 billion;

     o 0.15% of each Fund's average net assets from $6 billion; and

     o 0.14% of each Fund's average net assets from $8 billion.


International Blue Chip and Latin American Growth Funds

     o 0.30% on the first $500 million of each Fund's average net assets;

     o 0.26% on the next $500 million of each Fund's average net assets;

     o 0.22% of each Fund's average net assets from $1 billion;

     o 0.18% of each Fund's average net assets from $2 billion;

     o 0.16% of each Fund's average net assets from $4 billion;

     o 0.15% of each Fund's average net assets from $6 billion; and

     o 0.14% of each Fund's average net assets from $8 billion.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated February 28, 1997 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of each Fund prior to May 13, 1999 and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

For the periods outlined in the table below for each Fund, the Funds' Investor Class shares paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO and the sub-adviser, where applicable). Since the Funds' Class C shares are not offered until February 15, 2000, no fees were paid with respect to Class C shares for the periods shown below.

                                                  ADMINISTRATIVE       TRANSFER
                                     ADVISORY        SERVICES           AGENCY
                                     --------        --------           ------

EUROPEAN FUND - INVESTOR CLASS
October 31, 1999                   $4,445,112     $   181,845         $1,883,782
October 31, 1998                    3,802,357          89,993          1,100,420
October 31, 1997                    2,679,462          63,965            985,603

INTERNATIONAL BLUE CHIP FUND - INVESTOR CLASS
October 31, 1999                   $  214,536     $    20,645         $  199,248
October 31, 1998                          176              84                  0
October 31, 1997                          N/A             N/A                N/A

LATIN AMERICAN GROWTH FUND - INVESTOR CLASS
October 31, 1999(a)                $   41,203     $     4,974         $   65,653
July 31, 1999                         176,481          15,500            320,395
July 31, 1998                         552,409          21,048            338,846
July 31, 1997                         485,690          19,714            177,930

PACIFIC BASIN FUND - INVESTOR CLASS
October 31, 1999                   $  531,586     $    33,336         $  552,240
October 31, 1998                      368,580          17,399            499,564
October 31, 1997                      939,420          28,788            677,811


(a) For the period August 1, 1999 through October 31, 1999, the Fund's new fiscal year end.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
          Funds, Inc.)
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
     INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Charles W. Brady *+            Director and Chairman     Chairman of the Board
1315 Peachtree St., N.E.       of the Board              of INVESCO Global
Atlanta, Georgia                                         Health Sciences Fund;
Age:  64                                                 Chief Executive Officer
                                                         and Director of
                                                         AMVESCAP PLC, London,
                                                         England and various
                                                         subsidiaries of
                                                         AMVESCAP PLC.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Fred A. Deering +#             Director and Vice         Trustee of INVESCO
Security Life Center           Chairman of the           Global Health Sciences
1290 Broadway                  Board                     Fund; formerly,
Denver, Colorado                                         Chairman of the Execu-
Age:  72                                                 tive Committee and
                                                         Chairman of the Board
                                                         of Security Life of
                                                         Denver Insurance
                                                         Company; Director of
                                                         ING American Holdings
                                                         Company and First ING
                                                         Life Insurance Company
                                                         of New York.

Mark H. Williamson *+          President, Chief          President, Chief
7800 E. Union Avenue           Executive Officer         Executive Officer and
Denver, Colorado               and Director              Director of INVESCO
Age:  48                                                 Funds Group, Inc.;
                                                         President and Chief
                                                         Executive Officer and
                                                         Director of INVESCO
                                                         Distributors, Inc.;
                                                         President, Chief
                                                         Operating Officer and
                                                         Trustee of INVESCO
                                                         Global Health Sciences
                                                         Fund; formerly,
                                                         Chairman and Chief
                                                         Executive Officer of
                                                         Nations Banc Advisors,
                                                         Inc.; formerly,
                                                         Chairman of Nationsbanc
                                                         Investments, Inc.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Victor L. Andrews, Ph.D. **!   Director                  Professor Emeritus,
34 Seawatch Drive                                        Chairman Emeritus and
Savannah, Georgia                                        Chairman of the CFO
Age:  69                                                 Roundtable of the
                                                         Department of Finance
                                                         of Georgia State
                                                         University; President,
                                                         Andrews Financial
                                                         Associates, Inc.
                                                         (consulting firm);
                                                         formerly, member of the
                                                         faculties of the
                                                         Harvard Business School
                                                         and the Sloan School of
                                                         Management of MIT;
                                                         Director of The
                                                         Sheffield Funds, Inc.


Bob R. Baker +**@              Director                  Consultant (since 2000)
AMC Cancer Research Center                               and President and Chief
1600 Pierce Street                                       Executive Officer (1988
Denver, Colorado                                         to 2000) of AMC Cancer
Age:  63                                                 Research Center,
                                                         Denver, Colorado; until
                                                         mid-December 1988, Vice
                                                         Chairman of the Board
                                                         of First Columbia
                                                         Financial Corporation,
                                                         Englewood, Colorado;
                                                         formerly, Chairman of
                                                         the Board and Chief
                                                         Executive Officer of
                                                         First Columbia
                                                         Financial Corporation.


Lawrence H. Budner #@          Director                  Trust Consultant; prior
7608 Glen Albens Circle                                  to June 30, 1987,
Dallas, Texas                                            Senior Vice President
Age:  69                                                 and Senior Trust
                                                         Officer of InterFirst
                                                         Bank, Dallas, Texas.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

James T. Bunch**@              Director                  Principal and Founder
3600 Republic Plaza                                      of Green Manning &
320 Seventeenth Street                                   Bunch Ltd., Denver,
Denver, Colorado                                         Colorado, since August
Age:  57                                                 1988; Director and
                                                         Secretary of Green
                                                         Manning & Bunch
                                                         Securities, Inc.,
                                                         Denver, Colorado since
                                                         September 1993; Vice
                                                         President and Director
                                                         of Western Golf
                                                         Association and Evans
                                                         Scholars Foundation;
                                                         formerly, General
                                                         Counsel and Director of
                                                         Boettcher & Co.,
                                                         Denver, Colorado;
                                                         formerly, Chairman and
                                                         Managing Partner of
                                                         Davis Graham & Stubbs,
                                                         Denver, Colorado.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Wendy L. Gramm, Ph.D**!        Director                  Self-employed (since
4201 Yuma Street, N.W.                                   1993); Professor of
Washington, DC                                           Economics and Public
Age: 55                                                  Administration,
                                                         University of Texas at
                                                         Arlington; formerly,
                                                         Chairman, Commodity
                                                         Futures Trading
                                                         Commission;
                                                         Administrator for
                                                         Information and
                                                         Regulatory Affairs at
                                                         the Office of
                                                         Management and Budget,
                                                         Executive Director of
                                                         the Presidential Task
                                                         Force on Regulatory
                                                         Relief, and Director of
                                                         the Federal Trade
                                                         Commission's Bureau of
                                                         Economics. Also,
                                                         Director of Chicago
                                                         Mercantile Exchange,
                                                         Enron Corporation, IBP,
                                                         Inc., State Farm
                                                         Insurance Company,
                                                         Independent Women's
                                                         Forum, International
                                                         Republic Institute, and
                                                         the Republican Women's
                                                         Federal Forum. Also,
                                                         Member of Board of
                                                         Visitors, College of
                                                         Business
                                                         Administration,
                                                         University of Iowa, and
                                                         Member of Board of
                                                         Visitors, Center for
                                                         Study of Public Choice,
                                                         George Mason
                                                         University.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Gerald J. Lewis#!              Director                  Chairman of Lawsuit
701 "B" Street                                           Resolution Services,
Suite 2100                                               San Diego, California
San Diego, California                                    since 1987; Director of
Age:  65                                                 General Chemical Group,
                                                         Inc., Hampdon, New
                                                         Hampshire, since 1996;
                                                         formerly, Associate
                                                         Justice of the
                                                         California Court of
                                                         Appeals; formerly,
                                                         Director of
                                                         Wheelabrator
                                                         Technologies, Inc.,
                                                         Fisher Scientific,
                                                         Inc., Henley
                                                         Manufacturing, Inc.,
                                                         and California Coastal
                                                         Properties, Inc.;
                                                         formerly, Of Counsel,
                                                         Latham & Watkins, San
                                                         Diego, California (1987
                                                         to 1997).


John W. McIntyre +#@           Director                  Retired. Formerly, Vice
7 Piedmont Center                                        Chairman of the Board
Suite 100                                                of Directors of The
Atlanta, Georgia                                         Citizens and Southern
Age: 69                                                  Corporation and
                                                         Chairman of the Board
                                                         and Chief Executive
                                                         Officer of the Citizens
                                                         and Southern Georgia
                                                         Corp. and the Citizens
                                                         and Southern National
                                                         Bank; Trustee of
                                                         INVESCO Global Health
                                                         Sciences Fund, Gables
                                                         Residential Trust,
                                                         Employee's Retirement
                                                         System of GA, Emory
                                                         University, and J.M.
                                                         Tull Charitable
                                                         Foundation; Director of
                                                         Kaiser Foundation
                                                         Health Plans of
                                                         Georgia, Inc.

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Larry Soll, Ph.D.!**           Director                  Retired.  Formerly,
345 Poorman Road                                         Chairman of the Board
Boulder, Colorado                                        (1987 to 1994), Chief
Age:  57                                                 Executive Officer (1982
                                                         to 1989 and 1993 to
                                                         1994) and President
                                                         (1982 to 1989) of
                                                         Synergen Inc.; Director
                                                         of Synergen since
                                                         incorporation in 1982;
                                                         Director of Isis
                                                         Pharmaceuticals, Inc.;
                                                         Trustee of INVESCO
                                                         Global Health Sciences
                                                         Fund.

Glen A. Payne                  Secretary                 Senior Vice President,
7800 E. Union Avenue                                     General Counsel and
Denver, Colorado                                         Secretary of INVESCO
Age:  52                                                 Funds Group, Inc.;
                                                         Senior Vice President,
                                                         Secretary and General
                                                         Counsel of INVESCO
                                                         Distributors, Inc.;
                                                         Secretary of INVESCO
                                                         Global Health Sciences
                                                         Fund; formerly, General
                                                         Counsel of INVESCO
                                                         Trust Company (1989 to
                                                         1998) and employee of a
                                                         U.S. regulatory agency,
                                                         Washington, D.C. (1973
                                                         to 1989).

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Ronald L. Grooms               Chief Accounting          Senior Vice President,
7800 E. Union Avenue           Officer, Chief            Treasurer and Director
Denver, Colorado               Financial Officer         of INVESCO Funds Group,
Age:  53                       and Treasurer             Inc.; Senior Vice
                                                         President, Treasurer
                                                         and Director of
                                                         INVESCO Distributors,
                                                         Inc.; Treasurer and
                                                         Principal Financial and
                                                         Accounting Officer of
                                                         INVESCO Global Health
                                                         Sciences Fund;
                                                         formerly, Senior Vice
                                                         President and Treasurer
                                                         of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.         Assistant Secretary       Senior Vice President
7800 E. Union Avenue                                     and Assistant Secretary
Denver, Colorado                                         of INVESCO Funds Group,
Age:  43                                                 Inc.; Senior Vice
                                                         President and Assistant
                                                         Secretary of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company (1995 to 1998).

Pamela J. Piro                 Assistant Treasurer       Vice President and
7800 E. Union Avenue                                     Assistant Treasurer of
Denver, Colorado                                         INVESCO Funds Group,
Age:  39                                                 Inc.; Assistant
                                                         Treasurer of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Assistant
                                                         Vice President (1996 to
                                                         1997), Director-
                                                         Portfolio Accounting
                                                         (1994 to 1996),
                                                         Portfolio Accounting
                                                         Manager (1993 to 1993)
                                                         and Assistant
                                                         Accounting Manager
                                                         (1990 to 1993).

                               POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE         WITH COMPANY              DURING PAST FIVE YEARS

Alan I. Watson                 Assistant Secretary       Vice President of
7800 E. Union Avenue                                     INVESCO Funds Group,
Denver, Colorado                                         Inc.; formerly, Trust
Age:  58                                                 Officer of INVESCO
                                                         Trust Company.

Judy P. Wiese                  Assistant Secretary       Vice President and
7800 E. Union Avenue                                     Assistant Secretary of
Denver, Colorado                                         INVESCO Funds Group,
Age:  51                                                 Inc.; Assistant
                                                         Secretary of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company.


#    Member of the audit committee of the Company.

+    Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**   Member of the management liaison committee of the Company.

@    Member of the brokerage committee of the Company.

!    Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended October 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.


-------------------------------------------------------------------------------------------------------------------------------
                                 Aggregate Compen-        Benefits Accrued         Estimated Annual        Total Compensation
Name of Person                   sation From              As Part of Company       Benefits Upon           From INVESCO Complex
and Position                     Company(1)               Expenses(2)              Retirement(3)           Paid To Directors(7)
-------------------------------------------------------------------------------------------------------------------------------
Fred A. Deering,
Vice Chairman of
the Board                          $4,076                   $1,897                  $1,281                   $107,050
-------------------------------------------------------------------------------------------------------------------------------
Victor L. Andrews                   3,853                    1,815                   1,413                     84,700
-------------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                        3,894                    1,620                   1,893                     82,850
-------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Budner                  3,808                    1,815                   1,413                     82,850
-------------------------------------------------------------------------------------------------------------------------------
James T. Bunch(4)                       0                        0                       0                          0
-------------------------------------------------------------------------------------------------------------------------------
Daniel D. Chabris(5)                1,655                    1,854                   1,162                     34,000
-------------------------------------------------------------------------------------------------------------------------------
Wendy L. Gramm                      3,793                        0                       0                     81,350
-------------------------------------------------------------------------------------------------------------------------------
Kenneth T. King(5)                  3,978                    1,936                   1,162                     85,850
-------------------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis(4)                      0                        0                       0                          0
-------------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                    4,023                        0                       0                    108,700
-------------------------------------------------------------------------------------------------------------------------------
Larry Soll                          3,793                        0                       0                    100,900
-------------------------------------------------------------------------------------------------------------------------------
Total                              32,873                   10,937                   8,324                    768,250
-------------------------------------------------------------------------------------------------------------------------------
% of Net Assets                0.0046%(6)               0.0015%(6)                                         0.0024%(7)
-------------------------------------------------------------------------------------------------------------------------------


(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he was not included in the calculation of retirement benefits until November 1, 1999.

(4)    Messrs. Bunch and Lewis became directors of the Company on January 1,
2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6)    Total as a percentage of the Company's net assets as of October 31, 1999.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.


Messrs. Brady and Williamson, as "interested persons" of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the boards for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:


European Fund


--------------------------------------------------------------------------------
                                           Basis of Ownership       Percentage
Name and Address                           (Record/Beneficial)      Owned
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                 Record                   31.95%
Special Custody Account for
the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Basis of Ownership       Percentage
Name and Address                           (Record/Beneficial)      Owned
--------------------------------------------------------------------------------
National Financial Services Corp.
The Exclusive Benefit of                   Record                    7.03%
Customers
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate - Recon
New York, NY  10281-5500
--------------------------------------------------------------------------------


International Blue Chip Fund


--------------------------------------------------------------------------------
                                           Basis of Ownership       Percentage
Name and Address                           (Record/Beneficial)      Owned
--------------------------------------------------------------------------------
Muir & Co.                                 Record                   25.78%
Attn: Mutual Fund Area T-8
P.O. Box 2479
San Antonio, TX  78298-2479
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                 Record                   11.92%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------

Latin American Growth Fund


--------------------------------------------------------------------------------
                                           Basis of Ownership       Percentage
Name and Address                           (Record/Beneficial)      Owned
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                 Record                   35.07%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------


Pacific Basin Fund


--------------------------------------------------------------------------------
                                           Basis of Ownership       Percentage
Name and Address                           (Record/Beneficial)      Owned
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                 Record                   30.99%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------

As of December 31, 1999 officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.


DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution, which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Plan and Agreement of Distribution (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund. Activities appropriate for financing under the Class C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class C Plan.


Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. Payments pursuant to the Class C Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class C Plan conforms to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Class C shares of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

A significant expenditure under the Investor Class Plan and Class C Plan (collectively, the "Plans") is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

During the fiscal year ended October 31, 1999, and with respect to Latin American Growth Fund, the period ended October 31, 1999, the Funds made payments to IDI under the Investor Class Plan in the amounts of $1,594,765, $63,975, $15,247 and $167,911 for European Investor Class, International Blue Chip - Investor Class, Latin American Growth - Investor Class and Pacific Basin - Investor Class Funds, respectively. In addition, as of October 31, 1999, $113,299, $10,624, $4,450, and $21,210 of additional distribution accruals had been incurred for European Fund - Investor Class, International Blue Chip Fund - Investor Class, Latin American Growth Fund Investor Class and Pacific Basin Fund
- Investor Class, respectively, and will be paid during the fiscal year ended October 31, 2000. Since the Funds' Class C shares are not offered until February 15, 2000, they made no payments to IDI under the Class C Plan during the period ended October 31, 1999. For the fiscal year ended October 31, 1999, allocation of 12b-1 amounts paid by the Funds' Investor Class for the following categories of expenses were:

European Fund - Investor Class

Advertising--$554,579;
Sales literature, printing, and postage--$176,246;
Direct Mail--$69,728;
Public Relations/Promotion--$106,506;
Compensation to securities dealers and other organizations--$370,091; and Marketing personnel--$317,615.

International Blue Chip Fund - Investor Class

Advertising--$3,826;
Sales literature, printing, and postage--$22,439;
Direct Mail--$15,193;
Public Relations/Promotion--$1,593;
Compensation to securities dealers and other organizations--$17,760; and Marketing personnel--$3,164.

Latin American Growth Fund - Investor Class

Advertising--$1,724;
Sales literature, printing, and postage--$8,361;
Direct Mail--$412;
Public Relations/Promotion--$869;
Compensation to securities dealers and other organizations--$1,841; and Marketing personnel--$2,040.

Pacific Basin Fund - Investor Class

Advertising--$52,508;
Sales literature, printing, and postage--$29,777;
Direct Mail--$8,196;
Public Relations/Promotion--$13,088;
Compensation to securities dealers and other organizations--$22,017; and Marketing personnel--$42,325.


The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of the affected class of the Fund's shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of underwriting discounts and brokerage commissions paid by each Fund for the periods outlined below were:

European Fund
October 31, 1999                      $      3,436,316
October 31, 1998                               483,163
October 31, 1997                             1,477,524

International Blue Chip Fund
October 31, 1999                      $        180,533
October 31, 1998                                     0
October 31, 1997                                   N/A

Latin American Growth Fund
October 31, 1999(a)                   $         11,578
July 31, 1999                                  135,557
July 31, 1998                                  187,853
July 31, 1997                                  400,001

Pacific Basin Fund
October 31, 1999                      $        689,457
October 31, 1998                               125,870
October 31, 1997                             1,007,320

(a) For the period August 1, 1999 through October 31, 1999, the new fiscal year end of the Fund.

For the fiscal year ended October 31, 1999, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended October 31, 1999.

At October 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                             Value of Securities
Fund                             Broker or Dealer            at October 31, 1999
--------------------------------------------------------------------------------
European                         State Street Bank
                                 and Trust Company           $  6,916,000.00
--------------------------------------------------------------------------------
                                 General Electric            $    261,000.00
--------------------------------------------------------------------------------
International Blue Chip          None
--------------------------------------------------------------------------------
Latin American Growth            None
--------------------------------------------------------------------------------
Pacific Basin                    None
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 1,000,000,000 shares of common stock with a par value of $0.01 per share. As of December 31, 1999, the following shares of each Fund were outstanding:

         European Fund - Investor Class                       30,886,278
         European Fund - Class C                                       0
         International Blue Chip Fund - Investor Class         4,799,204
         International Blue Chip Fund - Class C                        0
         Latin American Growth Fund  - Investor Class          2,481,677
         Latin American Growth Fund - Class C                          0
         Pacific Basin Fund - Investor Class                  10,809,923
         Pacific Basin Fund - Class C                                  0

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class and Class C shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby, when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular

Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended October 31, 1999 was:


                                                                10 Year or Since
Name of Fund                                  1 Year      5 Year      Inception

European Fund - Investor Class                 12.64%      17.77%      12.45%
International Blue Chip - Investor Class       11.77%        N/A       11.85%(a)
Latin American Growth Fund - Investor Class     1.93%(b)     N/A        1.28%(c)
Pacific Basin Fund - Investor Class            47.43%     (6.04)%     (0.60)%

(a) The Fund commenced operations on February 15, 1995.
(b) For the period August 1, 1999 through October 31, 1999.
(c) The Fund commenced operations on October 28, 1998.

Average annual total return performance is not provided for each Fund's Class C shares since they are not offered until February 15, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P(1 + T)n = ERV

where:          P =   a hypothetical initial payment of $10,000
                T =   average annual total return
                n =   number of years
                ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                             Lipper Mutual
               Fund                          Fund Category
               ----                          -------------
               European Region Funds         European Fund
               International Funds           International Blue Chip Fund
               Latin American Funds          Latin American Growth Fund
               Pacific Region Funds          Pacific Basin Fund


Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND
  PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY

THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH



FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended October 31, 1999 are incorporated herein by reference from INVESCO International Funds, Inc.'s Annual Report to Shareholders dated October 31, 1999.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                           PART C. OTHER INFORMATION

ITEM 23.          EXHIBITS

                      (a)  Articles of Incorporation filed April 2, 1993.(2)

                           (1) Articles Supplementary to the Fund's Articles of Incorporation filed November 17, 1997.(4)

                           (2) Articles Supplementary to Articles of
                           Incorporation filed December 7, 1998.(6)

                           (3) Articles of Amendment of the Articles of Incorporation filed May 25, 1999.

                           (4) Articles of Transfer of INVESCO Specialty Funds, Inc. and INVESCO International Funds, Inc.

                           (5) Articles of Amendment and Restatement of Articles of Incorporation filed December 7, 1999.

                      (b)  Bylaws as of July 21, 1993.(3)

                      (c)  Not applicable.

                      (d) (1) Investment Advisory Agreement dated February 28, 1997.(2)

                               (a) Amendment dated January 30, 1998 to Advisory
                                   Agreement.(4)

                               (b) Amendment dated September 18, 1998 to
                                   Advisory Agreement.(6)

                               (c) Amendment dated May 13, 1999 to Advisory
                                   Agreement.

                               (d) Amendment to Advisory Agreement dated
                                   October 29, 1999.

                           (2) (a) Sub-advisory Agreement dated
                               February 28, 1998 between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to European, Pacific Basin and International Funds.(2)

                                   (1) Amendment dated January 1, 1998 to Sub-
                                   Advisory Agreement.

                                   (2) Amendment dated May 13, 1999 to Sub-
                                   Advisory Agreement.

                               (b) Sub-advisory Agreement dated September 18, 1998 between INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)

                                   (1) Amendment dated May 13, 1999 to Sub-
                                   Advisory Agreement.

                               (c) Sub-advisory Agreement dated
                               October 29, 1999, between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to Latin American Growth Fund.(6)

                      (e) (1) Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated
                           September 30, 1997.(3)

                               (a) Amendment dated September 18, 1998 to
                               Distribution Agreement.

                      (f) (1) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.

                      (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)

                           (1) Amendment to Custody Agreement dated
                               October 25, 1995.(1)

                           (2) Data Access Services Addendum.(3)

                           (3) Additional Fund Letter dated
                               November 13, 1994.(4)

                           (4) Additional Fund Letter dated July 23, 1998.(6)

                           (5) Additional Fund Letter dated October 15, 1999.

                           (6) Amended Fee Schedule effective January 1, 2000.

                      (h)  (1) Transfer Agency Agreement dated
                           February 28, 1997.(2)

                           (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                               (a) Amendment dated May 13, 1999 to
                               Administrative Services Agreement.

                      (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated May 21, 1993.(3)

                      (j)  Consent of Independent Accountants.

                      (k)  Not applicable.

                      (l)  Not applicable.

                      (m) (1) Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 1, 1997 with respect to the Funds' Investor Class shares.(3)

                           (2) Form of Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January __, 2000 with respect to the Funds' Class C shares.

                      (n)  Not applicable.

                      (o) (1) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to International Blue Chip Fund adopted by the Board of Directors November 9, 1999.

                           (2) Plan Pursuant to Rule 18f-3 under the
                           Investment Company Act of 1940 by the Company with respect to European Fund adopted by the Board of Directors November 9, 1999.

                           (3) Plan Pursuant to Rule 18f-3 under the
                           Investment Company Act of 1940 by the Company with respect to Latin American Growth Fund adopted by the Board of Directors November 9, 1999.

                           (4) Plan Pursuant to Rule 18f-3 under the
                           Investment Company Act of 1940 by the Company with respect to Pacific Basin Fund adopted by the Board of Directors November 9, 1999.

(1) Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on December 22, 1995, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on February 25, 1997 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on November 17, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on February 26, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on July 10, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on December 30, 1998, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on March 1, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on October 26, 1999, and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO INTERNATIONAL FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.


ITEM 25.     INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Fund" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------
Mark H. Williamson          Chairman, Director and     President & Chief
                            Officer                      Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham       Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.      Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms            Officer & Director         Senior Vice President
                                                         & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey           Officer & Director         Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler         Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer            Officer & Director         Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller           Officer & Director         Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul     Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------
Glen A. Payne               Officer                    Senior Vice President,
                                                         Secretary & General
                                                         Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II         Officer                    Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stacie Cowell               Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.          Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger             Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie        Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Stuart Holland              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------
Thomas M. Hurley            Officer                    Vice President
                                                       INVESCO Funds Group, Inc
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston        Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Steve King                  Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Kolbe             Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Ronald C. Lively            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Peter M. Lovell             Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick          Officer                    Vice President
                                                         & Assistant General
                                                         Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.      Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

George A. Matyas            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East  Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Trent E. May                Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------
Corey M. McClintock         Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney       Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer  Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons            Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley               Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge           Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------
John S. Segner              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler               Officer                    Vice President
                                                         & Assistant General
                                                         Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson              Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese               Officer                    Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas H. Scanlan           Officer                    Regional Vice President
                                                       INVESCO Funds Group, Inc.
                                                       12028 Edgepark Court
                                                       Potomac, MD  20854
--------------------------------------------------------------------------------
Reagan A. Shopp             Officer                    Regional Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Legoski          Officer                    Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

William S. Mechling         Officer                    Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Donald R. Paddack           Officer                    Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            POSITION WITH              PRINCIPAL OCCUPATION AND
NAME                        ADVISER                    COMPANY AFFILIATION
--------------------------------------------------------------------------------

Kent T. Schmeckpeper        Officer                    Assistant Vice President
                                                       Account Relationship
                                                         Manager
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus          Officer                    Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27.   (a)    PRINCIPAL UNDERWRITERS

                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.



           (b)

POSITIONS AND                                               POSITIONS AND
NAME AND PRINCIPAL              OFFICES WITH                OFFICES WITH
BUSINESS ADDRESS                UNDERWRITER                 THE COMPANY
------------------              ------------                -------------

William J. Galvin, Jr.          Senior Vice                 Assistant Secretary
7800 E. Union Avenue            President &
Denver, CO  80237               Asst. Secretary

Ronald L. Grooms                Senior Vice                 Treasurer,
7800 E. Union Avenue            President,                  Chief Fin'l
Denver, CO  80237               Treasurer, &                Officer, and
                                Director                    Chief Acctg. Off.

Richard W. Healey               Senior Vice
7800 E. Union Avenue            President &
Denver, CO  80237               Director

Charles P. Mayer                Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller               Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                   Senior Vice                 Secretary
7800 E. Union Avenue            President,
Denver, CO 80237                Secretary &
                                General Counsel

POSITIONS AND                                               POSITIONS AND
NAME AND PRINCIPAL              OFFICES WITH                OFFICES WITH
BUSINESS ADDRESS                UNDERWRITER                 THE COMPANY
------------------              ------------                -------------

Pamela J. Piro                  Assistant Treasurer         Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary         Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson              Chairman of the Board,      President,
7800 E. Union Avenue            President, & Chief          CEO & Director
Denver, CO 80237                Executive Officer


           (c)     Not applicable.


ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

             Mark H. Williamson
             7800 E. Union Avenue
             Denver, CO  80237


ITEM 29.     MANAGEMENT SERVICES

             Not applicable.


ITEM 30.     UNDERTAKINGS

             Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 25th day of January, 2000.

Attest:                                      INVESCO International Funds, Inc.

/s/ Glen A. Payne                            /s/ Mark H. Williamson
-------------------------------              ----------------------------------
Glen A. Payne, Secretary                     Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Mark H. Williamson                       /s/ Lawrence H. Budner*
-------------------------------              ----------------------------------
Mark H. Williamson, President &              Lawrence H. Budner, Director
Director (Chief Executive Officer)


/s/ Ronald L. Grooms                         /s/ John W. McIntyre*
-------------------------------              ----------------------------------
Ronald L. Grooms, Treasurer                  John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews*                       /s/ Fred A. Deering*
-------------------------------              ----------------------------------
Victor L. Andrews, Director                  Fred A. Deering, Director

/s/ Bob R. Baker*                            /s/ Larry Soll*
-------------------------------              ----------------------------------
Bob R. Baker, Director                       Larry Soll, Director


/s/ Charles W. Brady*
-------------------------------
Charles W. Brady, Director

/s/ Wendy L. Gramm*
-------------------------------
Wendy L. Gramm, Director


By                                          By  /s/ Glen A. Payne
  -----------------------------               ----------------------------------
  Edward F. O'Keefe                            Glen A. Payne
  Attorney in Fact                             Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995, November 17, 1997.

                                  Exhibit Index


                                                Page in
Exhibit Number                                  Registration Statement
--------------                                  ----------------------

a(3)                                              134
a(4)                                              136
a(5)                                              139
d(1)(c)                                           147
d(1)(d)                                           149
d(2)(a)(1)                                        150
d(2)(a)(2)                                        152
d(2)(b)(1)                                        154
e(1)(a)                                           156
f(1)                                              157
g(5)                                              164
g(6)                                              165
h(2)(a)                                           171
j                                                 173
m(2)                                              174
o(1)                                              186
o(2)                                              190
o(3)                                              194
o(4)                                              198